INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Mar. 05, 2014
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset	$ 53,755		$ 47,680
Accumulated amortization	32,057		26,241
Total	21,698		21,439
Impairment charge	1,705		323
Intangible assets recorded in acquisition	7,180				9,867
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	6 years 9 months 18 days	[1],[2],[3]
Cost of intangible asset	30,913	[1],[2],[3]	29,618	[1],[2],[3]
Accumulated amortization	16,693		12,673
Developed Technologies [Member] | Cooltouch [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition	2,400
Developed Technologies [Member] | Orscan [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition	600
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	6 years 9 months 18 days	[1]
Cost of intangible asset	3,930	[1]	3,300	[1]
Accumulated amortization	1,579		1,200
Trade Name [Member] | Cooltouch [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition	630					630	[4]
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	7 years 4 months 24 days	[1]
Cost of intangible asset	14,923	[1]	10,773	[1]
Accumulated amortization	9,796		8,497
Customer Relationship [Member] | Cooltouch [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition	4,150					4,150	[5]
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	0 years
Cost of intangible asset	3,989		3,989
Accumulated amortization	$ 3,989		$ 3,871

[1]	Following the acquisition of Cooltouch the Company recorded $4,150, $2,400 and $630 of customer relationships, developed technologies and trade name, respectively. Refer to note 1b1.
[2]	During the years ended December 31, 2014 and 2013 the Company recorded an impairment charges in the total amount of $1,705 and $323, respectively. The impairment charges were attributed to developed technology.
[3]	Following the acquisition of Orscan the Company recorded a developed technology in the amount of $600. Refer to note 1b2.
[4]	The trade name will be amortized using a method that will reflect the useful lives of such assets, which are estimated at six years.
[5]	Customer relationships represent the underlying relationships and agreements with Cooltouch's installed customer base and are amortized using the method that will reflect the useful lives of such assets, which are estimated over six years.